Note 13 - Earnings / (Loss) Per Share (Details) - Summary of Basic and Diluted Loss per Common Share (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income:
Net loss attributable to common shareholders’	$ (19,359,005)	$ (103,424,827)	$ (13,198,741)
Basic earnings per share:
Weighted average common shares – Outstanding	54,794,181	45,442,841	38,950,100
Basic loss per share	$ (0.35)	$ (2.28)	$ (0.34)
Effect of dilutive securities
Weighted average common shares – Outstanding	54,794,181	45,442,841	38,950,100
Diluted loss per share	$ (0.35)	$ (2.28)	$ (0.34)